Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
January 31, 2026
TIE-NPRT1-0426
1.863104.118
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 1.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Whitehaven Coal Ltd	45,004	276,719
Financials - 0.1%
Capital Markets - 0.1%
Macquarie Group Ltd	14,287	2,110,926
Insurance - 0.0%
Steadfast Group Ltd	167,959	611,692
TOTAL FINANCIALS		2,722,618
Materials - 1.4%
Metals & Mining - 1.4%
Anglogold Ashanti Plc	71,696	6,658,408
Glencore PLC	1,252,300	8,537,375
Imdex Ltd	445,618	1,176,060
Rio Tinto PLC	86,836	7,922,425
TOTAL MATERIALS		24,294,268
TOTAL AUSTRALIA		27,293,605
AUSTRIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Erste Group Bank AG	48,500	6,295,098
BELGIUM - 1.3%
Financials - 1.2%
Banks - 1.2%
KBC Ancora	24,909	2,291,209
KBC Group NV	143,330	20,200,660
TOTAL FINANCIALS		22,491,869
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	7,108	2,151,864
TOTAL BELGIUM		24,643,733
BRAZIL - 1.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PRIO SA/Brazil (c)	595,811	5,772,724
Financials - 0.3%
Banks - 0.3%
Itau Unibanco Holding SA	656,915	5,679,470
Materials - 0.8%
Containers & Packaging - 0.3%
Klabin SA	6,559,400	4,798,573
Metals & Mining - 0.5%
Gerdau SA ADR	1,135,502	4,848,594
Vale SA ADR	282,888	4,546,010
		9,394,604
TOTAL MATERIALS		14,193,177
TOTAL BRAZIL		25,645,371
CANADA - 7.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc (a)	85,638	5,737,711
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	152,993	7,959,479
Energy - 1.5%
Energy Equipment & Services - 0.0%
Pason Systems Inc	574	5,088
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp	77,200	9,548,160
Canadian Natural Resources Ltd	216,005	8,031,677
Suncor Energy Inc	188,341	9,954,762
		27,534,599
TOTAL ENERGY		27,539,687
Financials - 2.2%
Banks - 1.4%
Royal Bank of Canada	99,763	16,610,926
Toronto Dominion Bank	88,567	8,277,484
		24,888,410
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	84,888	4,217,437
TMX Group Ltd	95,542	3,527,262
		7,744,699
Insurance - 0.4%
Intact Financial Corp	38,083	6,933,615
TOTAL FINANCIALS		39,566,724
Industrials - 1.0%
Commercial Services & Supplies - 0.2%
BOYD GROUP INC	27,504	4,507,816
Ground Transportation - 0.8%
Canadian Pacific Kansas City Ltd	187,735	13,955,522
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd	18,128	542,116
TOTAL INDUSTRIALS		19,005,454
Information Technology - 0.4%
Software - 0.4%
Constellation Software Inc/Canada	3,475	6,413,202
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	921	0
Lumine Group Inc Subordinate Voting Shares (b)(c)	15,184	250,121
TOTAL INFORMATION TECHNOLOGY		6,663,323
Materials - 1.5%
Chemicals - 0.3%
Nutrien Ltd	68,278	4,700,960
Metals & Mining - 1.2%
Franco-Nevada Corp	89,124	20,862,471
OR Royalties Inc	35,952	1,417,591
		22,280,062
TOTAL MATERIALS		26,981,022
TOTAL CANADA		133,453,400
CHILE - 1.1%
Financials - 0.7%
Banks - 0.7%
Banco de Chile	57,257,270	12,620,018
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	136,307	6,804,092
TOTAL CHILE		19,424,110
CHINA - 10.2%
Communication Services - 2.7%
Interactive Media & Services - 2.7%
Tencent Holdings Ltd	629,891	48,414,562
Consumer Discretionary - 2.0%
Automobiles - 0.2%
BYD Co Ltd H Shares	331,408	4,131,619
Broadline Retail - 0.9%
Alibaba Group Holding Ltd ADR	56,049	9,503,668
PDD Holdings Inc Class A ADR (c)	52,135	5,268,242
		14,771,910
Diversified Consumer Services - 0.2%
TAL Education Group Class A ADR (c)	344,118	4,370,299
Hotels, Restaurants & Leisure - 0.5%
Meituan B Shares (b)(c)(e)	686,974	8,492,705
Shangri-La Asia Ltd	620,093	386,561
		8,879,266
Household Durables - 0.2%
Haier Smart Home Co Ltd A Shares (China)	1,198,100	4,327,585
TOTAL CONSUMER DISCRETIONARY		36,480,679
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Chlitina Holding Ltd	60,094	197,045
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
China Petroleum & Chemical Corp H Shares	12,901,393	8,884,870
Financials - 1.3%
Banks - 0.4%
China Construction Bank Corp H Shares	7,973,240	8,050,822
Insurance - 0.9%
China Life Insurance Co Ltd H Shares	2,719,382	12,141,683
PICC Property & Casualty Co Ltd H Shares	2,167,803	4,492,612
		16,634,295
TOTAL FINANCIALS		24,685,117
Health Care - 1.1%
Health Care Equipment & Supplies - 0.5%
Shanghai Conant Optical Co Ltd H Shares (a)	1,122,536	8,987,932
Life Sciences Tools & Services - 0.2%
Wuxi Apptec Co Ltd H Shares (b)(e)	319,823	4,552,466
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (b)(e)	1,452,488	7,176,820
TOTAL HEALTH CARE		20,717,218
Industrials - 2.2%
Electrical Equipment - 0.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	145,800	7,340,598
Qingdao TGOOD Electric Co Ltd A Shares (China)	1,283,200	4,972,763
		12,313,361
Machinery - 1.5%
Airtac International Group	260,086	9,393,253
Sany Heavy Equipment International Holdings Co Ltd	4,376,095	6,738,831
Sany Heavy Industry Co Ltd A Shares (China)	1,707,900	5,385,287
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	906,500	6,642,516
		28,159,887
TOTAL INDUSTRIALS		40,473,248
Materials - 0.4%
Metals & Mining - 0.4%
Zijin Mining Group Co Ltd A Shares (China)	1,300,700	7,510,353
TOTAL CHINA		187,363,092
DENMARK - 0.2%
Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	16,131	4,529,231
FINLAND - 1.0%
Financials - 0.4%
Insurance - 0.4%
Mandatum Holding Oy	78,293	638,496
Sampo Oyj A Shares	559,048	6,234,681
TOTAL FINANCIALS		6,873,177
Industrials - 0.4%
Machinery - 0.4%
Kone Oyj B Shares	91,848	6,599,822
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	238,357	1,535,236
Utilities - 0.2%
Electric Utilities - 0.2%
Fortum Oyj	133,072	3,141,330
TOTAL FINLAND		18,149,565
FRANCE - 6.5%
Communication Services - 0.2%
Entertainment - 0.1%
Vivendi SE	480,613	1,340,882
Media - 0.1%
Canal+ SA	347,964	1,509,353
TOTAL COMMUNICATION SERVICES		2,850,235
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	15,051	9,713,985
Consumer Staples - 0.2%
Beverages - 0.0%
Laurent-Perrier	2,244	240,457
Food Products - 0.2%
Danone SA	50,448	3,953,103
TOTAL CONSUMER STAPLES		4,193,560
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	98,608	7,147,517
Financials - 1.0%
Banks - 0.4%
BNP Paribas SA	78,052	8,439,962
Insurance - 0.6%
AXA SA	233,206	10,633,994
TOTAL FINANCIALS		19,073,956
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	34,696	10,606,629
Pharmaceuticals - 0.0%
Vetoquinol SA	6,959	716,825
TOTAL HEALTH CARE		11,323,454
Industrials - 3.3%
Aerospace & Defense - 2.3%
Airbus SE	81,117	18,571,739
LISI SA	17,033	1,080,168
Safran SA	61,425	21,946,626
		41,598,533
Building Products - 0.3%
Cie de Saint-Gobain SA	49,371	4,873,191
Electrical Equipment - 0.7%
Legrand SA	76,351	12,190,049
TOTAL INDUSTRIALS		58,661,773
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	28,326	5,304,396
TOTAL FRANCE		118,268,876
GERMANY - 5.6%
Communication Services - 0.1%
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	28,376	2,386,439
Interactive Media & Services - 0.0%
Scout24 SE (b)(e)	2,619	260,927
TOTAL COMMUNICATION SERVICES		2,647,366
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	41,070	4,255,809
Specialty Retail - 0.0%
Fielmann Group AG	5,902	289,632
TOTAL CONSUMER DISCRETIONARY		4,545,441
Financials - 1.3%
Banks - 0.2%
Commerzbank AG	78,770	3,239,006
Capital Markets - 0.4%
Deutsche Bank AG	154,964	6,116,763
Deutsche Boerse AG	6,736	1,705,726
		7,822,489
Insurance - 0.7%
Hannover Rueck SE	19,373	5,483,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,507	6,974,124
		12,457,876
TOTAL FINANCIALS		23,519,371
Health Care - 0.6%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	109,837	6,146,520
Pharmaceuticals - 0.2%
Bayer AG	75,043	3,969,150
TOTAL HEALTH CARE		10,115,670
Industrials - 2.0%
Aerospace & Defense - 1.1%
Rheinmetall AG	8,283	17,491,220
Air Freight & Logistics - 0.3%
Deutsche Post AG	108,867	6,088,769
Industrial Conglomerates - 0.5%
Siemens AG	32,842	9,929,131
Machinery - 0.1%
Daimler Truck Holding AG	24,606	1,194,669
TOTAL INDUSTRIALS		34,703,789
Information Technology - 0.5%
Software - 0.5%
SAP SE	48,081	9,605,067
Materials - 0.6%
Chemicals - 0.2%
BASF SE	62,114	3,367,448
Construction Materials - 0.4%
Heidelberg Materials AG	25,706	7,040,123
TOTAL MATERIALS		10,407,571
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	89,627	2,624,214
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	65,783	4,173,269
TOTAL GERMANY		102,341,758
GREECE - 0.5%
Financials - 0.5%
Banks - 0.5%
Eurobank SA	1,690,892	8,287,776
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Athens International Airport SA	27,141	364,504
TOTAL GREECE		8,652,280
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	400,566	6,579,395
HUNGARY - 0.5%
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	74,740	9,416,168
INDIA - 3.0%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd	141,640	2,155,479
Reliance Industries Ltd GDR (e)	42,643	2,588,430
TOTAL ENERGY		4,743,909
Financials - 1.0%
Banks - 1.0%
HDFC Bank Ltd	1,064,713	10,790,069
ICICI Bank Ltd	447,866	6,623,856
TOTAL FINANCIALS		17,413,925
Industrials - 0.5%
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	216,931	9,303,093
Information Technology - 1.0%
IT Services - 1.0%
Infosys Ltd	433,621	7,760,290
Tata Consultancy Services Ltd	295,985	10,083,839
TOTAL INFORMATION TECHNOLOGY		17,844,129
Materials - 0.3%
Construction Materials - 0.3%
JK Cement Ltd	108,897	6,559,781
TOTAL INDIA		55,864,837
INDONESIA - 0.9%
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	27,658,974	12,221,102
Materials - 0.2%
Construction Materials - 0.2%
Semen Indonesia Persero Tbk PT	26,024,413	3,815,668
TOTAL INDONESIA		16,036,770
IRELAND - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	136,689	338,165
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	4,330	622,048
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	312,520	374,150
TOTAL IRELAND		1,334,363
ISRAEL - 0.3%
Financials - 0.1%
Capital Markets - 0.1%
Tel Aviv Stock Exchange Ltd	24,138	932,144
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (c)	87,826	2,993,110
Information Technology - 0.0%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	16,365	730,370
TOTAL ISRAEL		4,655,624
ITALY - 1.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	238,397	4,872,628
Financials - 0.7%
Banks - 0.7%
BPER Banca SPA (a)	270,443	3,800,353
UniCredit SpA	105,697	9,211,077
TOTAL FINANCIALS		13,011,430
Industrials - 0.5%
Electrical Equipment - 0.1%
Prysmian SpA	22,861	2,722,023
Machinery - 0.1%
Interpump Group SpA	25,995	1,506,148
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	68,775	4,855,515
TOTAL INDUSTRIALS		9,083,686
TOTAL ITALY		26,967,744
JAPAN - 11.4%
Communication Services - 0.6%
Entertainment - 0.5%
Nintendo Co Ltd	149,900	9,282,641
Interactive Media & Services - 0.1%
LY Corp	399,145	1,021,980
TOTAL COMMUNICATION SERVICES		10,304,621
Consumer Discretionary - 1.5%
Automobiles - 0.7%
Toyota Motor Corp	474,909	10,764,053
Distributors - 0.0%
Central Automotive Products Ltd	22,411	302,656
Diversified Consumer Services - 0.0%
Aucnet Inc	32,312	428,433
Hotels, Restaurants & Leisure - 0.1%
Curves Holdings Co Ltd	126,718	610,008
Gift Holdings Inc	20,054	476,211
Koshidaka Holdings Co Ltd	120,244	928,481
Monogatari Corp/The	25,136	674,852
		2,689,552
Household Durables - 0.5%
Panasonic Holdings Corp	299,513	4,106,532
Sony Group Corp	88,612	1,953,709
Sumitomo Forestry Co Ltd	213,938	2,314,805
		8,375,046
Leisure Products - 0.0%
Yonex Co Ltd	18,814	395,707
Specialty Retail - 0.2%
USS Co Ltd	371,303	4,095,465
TOTAL CONSUMER DISCRETIONARY		27,050,912
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Daikokutenbussan Co Ltd	1,184	38,865
YAKUODO Holdings Co Ltd	6,500	84,295
		123,160
Food Products - 0.0%
Iwatsuka Confectionery Co Ltd	2,332	45,883
Personal Care Products - 0.0%
Artnature Inc	29,851	158,938
TOTAL CONSUMER STAPLES		327,981
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Inpex Corp	141,790	3,154,452
San-Ai Obbli Co Ltd	34,710	491,852
TOTAL ENERGY		3,646,304
Financials - 2.4%
Banks - 1.7%
Chiba Bank Ltd/The	38,102	513,082
Hachijuni Nagano Bank Ltd	56,150	698,428
Hokuhoku Financial Group Inc	20,913	716,199
Kyoto Financial Group Inc	19,435	468,042
Mitsubishi UFJ Financial Group Inc	815,252	14,764,514
Sumitomo Mitsui Financial Group Inc	400,606	14,097,506
		31,257,771
Financial Services - 0.4%
ORIX Corp	225,362	6,867,998
Sony Financial Group Inc (c)	156,842	157,592
		7,025,590
Insurance - 0.3%
Tokio Marine Holdings Inc	174,905	6,519,155
TOTAL FINANCIALS		44,802,516
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	47,100	7,873,333
Medikit Co Ltd	16,619	320,653
Nagaileben Co Ltd	42,710	492,893
Techno Medica Co Ltd	500	7,192
		8,694,071
Health Care Technology - 0.0%
Software Service Inc	2,370	196,019
TOTAL HEALTH CARE		8,890,090
Industrials - 3.3%
Commercial Services & Supplies - 0.1%
Daiei Kankyo Co Ltd	7,162	188,583
Japan Elevator Service Holdings Co Ltd	65,042	683,160
Midac Holdings Co Ltd	10,000	129,297
Pronexus Inc	6,884	51,465
		1,052,505
Construction & Engineering - 0.1%
SHO-BOND Holdings Co Ltd	280,356	2,515,342
Industrial Conglomerates - 0.4%
Hitachi Ltd	234,348	8,131,907
Machinery - 1.6%
Komatsu Ltd	92,000	3,521,321
MINEBEA MITSUMI Inc	103,934	2,105,409
Mitsubishi Heavy Industries Ltd	687,021	20,228,605
Mitsuboshi Belting Ltd	6,737	175,434
Moriya Transportation Engineering & Manufacturing Co Ltd	9,838	319,754
NS Tool Co Ltd	37,179	201,558
Tocalo Co Ltd	31,900	532,010
		27,084,091
Professional Services - 0.4%
Funai Soken Holdings Inc	250	1,809
Recruit Holdings Co Ltd	119,100	6,273,448
Visional Inc (c)	6,016	331,160
		6,606,417
Trading Companies & Distributors - 0.7%
ITOCHU Corp	518,330	6,635,957
Mitsui & Co Ltd	214,827	6,989,235
		13,625,192
TOTAL INDUSTRIALS		59,015,454
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.8%
Ai Holdings Corp	9,884	170,141
Azbil Corp	750,089	6,528,624
Ibiden Co Ltd	14,706	781,957
Keyence Corp	18,484	6,740,999
		14,221,721
IT Services - 0.4%
Fujitsu Ltd	116,264	3,230,486
NSD Co Ltd	41,915	878,330
TIS Inc	84,227	2,448,004
		6,556,820
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp	65,900	10,860,555
Disco Corp	18,400	7,843,011
Renesas Electronics Corp	257,456	4,280,324
		22,983,890
Software - 0.0%
Broadleaf Co Ltd	84,385	359,874
m-up Holdings Inc	44,971	239,733
Miroku Jyoho Service Co Ltd	8,666	108,129
WingArc1st Inc	6,507	137,069
		844,805
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	132,892	2,654,552
TOTAL INFORMATION TECHNOLOGY		47,261,788
Materials - 0.3%
Chemicals - 0.3%
Nihon Parkerizing Co Ltd	21,926	208,408
Shin-Etsu Chemical Co Ltd	109,875	3,613,194
SK Kaken Co Ltd	13,488	929,936
TOTAL MATERIALS		4,751,538
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Goldcrest Co Ltd	22,690	486,759
TOTAL JAPAN		206,537,963
KOREA (SOUTH) - 3.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Hyundai Mobis Co Ltd	18,381	5,688,908
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,541	380,000
Industrials - 0.6%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	61,146	7,093,582
Machinery - 0.2%
Hyundai Rotem Co Ltd	28,791	4,574,473
TOTAL INDUSTRIALS		11,668,055
Information Technology - 2.9%
Technology Hardware, Storage & Peripherals - 2.9%
Samsung Electronics Co Ltd	475,642	52,622,156
TOTAL KOREA (SOUTH)		70,359,119
MALAYSIA - 0.5%
Financials - 0.5%
Banks - 0.5%
CIMB Group Holdings Bhd	3,836,790	8,351,004
MEXICO - 1.0%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV ADR	330,443	6,840,170
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Wal-Mart de Mexico SAB de CV Series V	2,338,496	7,421,206
Financials - 0.2%
Banks - 0.2%
Regional SAB de CV	543,157	4,847,884
TOTAL MEXICO		19,109,260
NETHERLANDS - 2.6%
Industrials - 0.0%
Machinery - 0.0%
Aalberts NV	25,875	995,578
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	27,772	39,822,439
BE Semiconductor Industries NV	38,654	7,537,146
TOTAL INFORMATION TECHNOLOGY		47,359,585
TOTAL NETHERLANDS		48,355,163
NORWAY - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medistim ASA	10,614	245,773
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	30,075	1,032,272
TOTAL NORWAY		1,278,045
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	26,226	285,749
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (c)(d)	15,040	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (c)(d)	62,556	1
TOTAL RUSSIA		1
SAUDI ARABIA - 0.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saudi Arabian Oil Co (b)(e)	783,835	5,391,778
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	272,781	7,796,445
TOTAL SAUDI ARABIA		13,188,223
SINGAPORE - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	1,143,118	4,125,160
Financials - 0.4%
Banks - 0.4%
United Overseas Bank Ltd	222,103	6,693,998
TOTAL SINGAPORE		10,819,158
SOUTH AFRICA - 1.3%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
MTN Group Ltd	696,928	7,739,089
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	20,533	128,962
Financials - 0.3%
Financial Services - 0.3%
FirstRand Ltd	977,699	5,576,654
Materials - 0.6%
Metals & Mining - 0.6%
Anglo American PLC	81,153	3,762,887
Valterra Platinum Ltd	59,889	5,380,917
Valterra Platinum Ltd (United Kingdom)	16,489	1,511,703
TOTAL MATERIALS		10,655,507
TOTAL SOUTH AFRICA		24,100,212
SPAIN - 1.4%
Financials - 1.4%
Banks - 1.4%
Banco Santander SA	1,566,038	19,995,282
Bankinter SA	349,221	5,969,146
TOTAL FINANCIALS		25,964,428
Industrials - 0.0%
Machinery - 0.0%
Fluidra SA	10,554	306,749
TOTAL SPAIN		26,271,177
SWEDEN - 3.5%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	25,001	3,031,121
Financials - 0.5%
Financial Services - 0.5%
Investor AB B Shares	257,569	9,923,962
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	21,401	327,952
Industrials - 2.6%
Aerospace & Defense - 0.0%
INVISIO AB	19,376	566,651
Building Products - 0.7%
Assa Abloy AB B Shares	301,307	12,183,027
Machinery - 1.5%
Atlas Copco AB A Shares	711,852	14,679,954
Epiroc AB A Shares	426,395	11,953,212
		26,633,166
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	204,091	6,662,887
Bergman & Beving AB B Shares	30,583	951,051
		7,613,938
TOTAL INDUSTRIALS		46,996,782
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Lagercrantz Group AB B Shares	161,449	3,545,262
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB (c)	53,976	399,934
TOTAL SWEDEN		64,225,013
SWITZERLAND - 2.8%
Financials - 1.9%
Capital Markets - 1.2%
UBS Group AG	362,714	17,074,139
UBS Group AG (United States)	93,241	4,396,313
		21,470,452
Insurance - 0.7%
Swiss Life Holding AG	3,719	4,071,873
Zurich Insurance Group AG	12,756	9,074,899
		13,146,772
TOTAL FINANCIALS		34,617,224
Industrials - 0.9%
Electrical Equipment - 0.6%
ABB Ltd	120,000	10,331,771
Machinery - 0.3%
Schindler Holding AG	1,028	378,327
Schindler Holding AG participation certificate	16,805	6,482,441
		6,860,768
TOTAL INDUSTRIALS		17,192,539
TOTAL SWITZERLAND		51,809,763
TAIWAN - 5.8%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	343,186	4,316,326
Information Technology - 5.6%
Electronic Equipment, Instruments & Components - 0.5%
Yageo Corp	959,558	8,435,842
Semiconductors & Semiconductor Equipment - 5.1%
eMemory Technology Inc	7,392	428,555
MediaTek Inc	314,357	17,527,905
Taiwan Semiconductor Manufacturing Co Ltd	1,354,289	74,661,296
		92,617,756
TOTAL INFORMATION TECHNOLOGY		101,053,598
TOTAL TAIWAN		105,369,924
TURKEY - 0.7%
Financials - 0.5%
Banks - 0.5%
Yapi ve Kredi Bankasi AS (c)	8,898,417	8,405,891
Industrials - 0.2%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,387,463	5,098,456
TOTAL TURKEY		13,504,347
UNITED ARAB EMIRATES - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	8,005,599	7,869,357
UNITED KINGDOM - 8.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baltic Classifieds Group PLC	92,627	257,928
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.1%
Compass Group PLC	371,193	11,130,386
InterContinental Hotels Group PLC ADR	65,105	8,935,010
		20,065,396
Household Durables - 0.4%
Barratt Redrow PLC	1,214,335	6,466,013
Leisure Products - 0.3%
Games Workshop Group PLC	23,572	5,499,434
Specialty Retail - 0.0%
JD Sports Fashion PLC	523,389	585,691
TOTAL CONSUMER DISCRETIONARY		32,616,534
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.1%
Tesco PLC	289,044	1,681,890
Tobacco - 0.9%
British American Tobacco PLC	161,339	9,747,070
Imperial Brands PLC	162,039	6,824,723
		16,571,793
TOTAL CONSUMER STAPLES		18,253,683
Financials - 2.2%
Banks - 1.8%
HSBC Holdings PLC	577,446	10,186,682
Lloyds Banking Group PLC	9,691,679	14,471,660
Metro Bank Holdings PLC (c)	114,591	208,858
Standard Chartered PLC	296,748	7,592,722
		32,459,922
Capital Markets - 0.3%
London Stock Exchange Group PLC	18,314	2,035,370
St James's Place PLC	137,680	2,863,595
		4,898,965
Insurance - 0.1%
Beazley PLC	247,886	3,843,077
TOTAL FINANCIALS		41,201,964
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC	24,883	4,636,054
Industrials - 3.1%
Aerospace & Defense - 2.4%
Avon Technologies PLC	16,318	391,646
BAE Systems PLC	875,417	23,764,897
Rolls-Royce Holdings PLC	1,125,500	18,814,957
		42,971,500
Machinery - 0.0%
Bodycote PLC	41,527	423,619
Spirax Group PLC	4,165	414,045
		837,664
Marine Transportation - 0.0%
Clarkson PLC	8,088	463,716
Professional Services - 0.4%
RELX PLC	191,347	6,783,638
Trading Companies & Distributors - 0.3%
Diploma PLC	13,121	955,159
Howden Joinery Group PLC	393,788	4,510,089
		5,465,248
TOTAL INDUSTRIALS		56,521,766
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Oxford Instruments PLC	15,361	528,633
Real Estate - 0.0%
Diversified REITs - 0.0%
Shaftesbury Capital PLC	120,320	236,258
TOTAL UNITED KINGDOM		154,252,820
UNITED STATES - 9.3%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
PriceSmart Inc	22,267	3,166,590
Food Products - 0.3%
Nestle SA	48,969	4,672,943
TOTAL CONSUMER STAPLES		7,839,533
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	459,609	2,914,177
Shell PLC ADR	183,555	14,139,242
TOTAL ENERGY		17,053,419
Financials - 0.6%
Capital Markets - 0.2%
Moody's Corp	7,402	3,816,175
Morningstar Inc	1,151	232,605
		4,048,780
Financial Services - 0.4%
Mastercard Inc Class A	6,656	3,586,187
Visa Inc Class A	10,803	3,476,729
		7,062,916
TOTAL FINANCIALS		11,111,696
Health Care - 1.1%
Pharmaceuticals - 1.1%
GSK PLC	350,310	9,059,598
Roche Holding AG non-voting shares	25,651	11,664,534
TOTAL HEALTH CARE		20,724,132
Industrials - 2.2%
Commercial Services & Supplies - 0.3%
GFL Environmental Inc Subordinate Voting Shares	113,084	4,857,550
Electrical Equipment - 1.6%
GE Vernova Inc	14,774	10,731,391
Schneider Electric SE	64,459	18,480,523
		29,211,914
Professional Services - 0.2%
Experian PLC	96,594	3,658,472
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc (United Kingdom)	10,867	2,742,002
TOTAL INDUSTRIALS		40,469,938
Materials - 4.1%
Chemicals - 1.6%
Linde PLC	44,125	20,163,801
Sherwin-Williams Co/The	25,737	9,127,370
		29,291,171
Construction Materials - 2.5%
Amrize Ltd	48,771	2,558,261
CRH PLC	241,692	29,585,518
Holcim AG	114,518	11,803,242
		43,947,021
TOTAL MATERIALS		73,238,192
TOTAL UNITED STATES		170,436,910
TOTAL COMMON STOCKS (Cost $1,494,538,219)		1,793,038,228

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (c)(d)(f) (Cost $63,223)	577	148,162

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Cost $1,069,616)	23,392	1,000,838

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	86,137,541	86,154,769
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	7,407,276	7,408,017
TOTAL MONEY MARKET FUNDS (Cost $93,562,783)			93,562,786

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,589,233,841)	1,887,750,014
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(55,890,994)
NET ASSETS - 100.0%	1,831,859,020

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $26,124,817 or 1.4% of net assets.

(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,463,126 or 1.6% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $148,162 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	63,223

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,599,868	990,855,397	941,283,887	429,007	(16,609)	-	86,154,769	86,137,541	0.1%
Fidelity Securities Lending Cash Central Fund	2,377,535	35,324,633	30,294,769	8,964	618	-	7,408,017	7,407,276	0.0%
Total	38,977,403	1,026,180,030	971,578,656	437,971	(15,991)	-	93,562,786

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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